Document and Entity Information	May 13, 2022
Cover [Abstract]
Entity Registrant Name	BOTTOMLINE TECHNOLOGIES INC
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0001073349
Current Fiscal Year End Date	--06-30
Document Type	8-K
Document Period End Date	May 13, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-25259
Entity Tax Identification Number	02-0433294
Entity Address, Address Line One	325 Corporate Drive
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	(603)
Local Phone Number	436-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	EPAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false